THE MAINSTAY GROUP OF FUNDS

(the “Funds”)

Supplement dated June 24, 2015
to the MainStay Income and Mixed Asset Funds Prospectus,
dated February 27, 2015, as supplemented

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectus.

1.	The second through seventh paragraphs of the subsection entitled “Who Manages Your Money?” in the section entitled “Know With Whom You Are Investing” are deleted and replaced with the following:

On May 6, 2015, Cynthia Ann Redus-Tarchis and others filed a second amended complaint against the Manager in the United States District Court for the District of New Jersey. The complaint was brought derivatively on behalf of the MainStay Marketfield Fund, the MainStay Large Cap Growth Fund, the MainStay High Yield Corporate Bond Fund and the MainStay High Yield Opportunities Fund, and alleges that the Manager violated Section 36(b) of the Investment Company Act of 1940 by charging excessive investment management fees. The plaintiffs seek monetary damages and other relief from the Manager. The Manager believes the case has no merit and intends to vigorously defend the matter.

Section 15(a) of the 1940 Act requires that all contracts pursuant to which persons serve as investment advisers to investment companies be approved by shareholders. As interpreted, this requirement also applies to the appointment of subadvisors to the Funds. The Manager and the Funds have obtained an exemptive order (the “Current Order”) from the SEC permitting the Manager, on behalf of a Fund and subject to the approval of the Board, including a majority of the Independent Trustees, to hire or terminate, and to modify any existing or future subadvisory agreement with, unaffiliated subadvisors and subadvisors that are “wholly-owned subsidiaries” (as defined in the 1940 Act) of New York Life Investments, or a sister company of New York Life Investments that is a wholly-owned subsidiary of a company that, indirectly or directly, wholly owns New York Life Investments (“Wholly-Owned Subadvisors”). This authority is subject to certain conditions, including that each Fund will notify shareholders and provide them with certain information required by the Current Order within 90 days of hiring a new subadvisor.

The Current Order supersedes a prior SEC exemptive order (“Prior Order”), which applied only to hiring and terminating, or modifying existing or future subadvisory agreements with, unaffiliated subadvisors. The shareholders of the Funds that are series of The MainStay Funds, including: MainStay Convertible Fund; MainStay Global High Income Fund; MainStay Government Fund; MainStay High Yield Corporate Bond Fund; MainStay Income Builder Fund; MainStay Money Market Fund; MainStay Tax Free Bond Fund; and MainStay Unconstrained Bond Fund, have approved the use of the Prior Order, which also applies to the use of the Current Order with regard to unaffiliated subadvisors.

The shareholders of MainStay Balanced Fund, MainStay California Tax Free Opportunities Fund, MainStay High Yield Municipal Bond Fund, MainStay High Yield Opportunities Fund, MainStay New York Tax Free Opportunities Fund and MainStay Short Duration High Yield Fund, series of MainStay Funds Trust, have also approved the use of the Prior Order, which also applies to the use of the Current Order with regard to unaffiliated subadvisors.

Shareholders of the Funds that have approved the use of the Prior Order must separately approve the use of the Current Order before it may be relied upon to hire or terminate, or to modify existing or future subadvisory agreements with, Wholly-Owned Subadvisors. The shareholders of none of the Funds that are covered by this Prospectus have approved the use of the Current Order with respect to Wholly-Owned Subadvisors.

The following Funds that are series of MainStay Funds Trust may not rely on any of the relief granted by the Current Order without first obtaining shareholder approval: MainStay Floating Rate Fund; MainStay Indexed Bond Fund; MainStay Tax Advantaged Short Term Bond Fund; and MainStay Total Return Bond Fund.

Please see the SAI for more information on the Current Order.

2.	Effective August 1, 2015, NYLIM Service Company call center hours will change from 8:00 am - 6:00 pm to 8:30 am - 5:30 pm Eastern time.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

THE MAINSTAY GROUP OF FUNDS

MainStay Marketfield Fund

(the “Fund”)

Supplement dated June 24, 2015 to the MainStay Marketfield Fund and MainStay Marketfield Fund Class P Shares Prospectuses, each dated April 30, 2015

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectuses.

1.	The second through fourth paragraphs of the subsection entitled “Who Manages Your Money?” in the section entitled “Know With Whom You Are Investing” are deleted and replaced with the following:

On May 6, 2015, Cynthia Ann Redus-Tarchis and others filed a second amended complaint against the Manager in the United States District Court for the District of New Jersey. The complaint was brought derivatively on behalf of the MainStay Marketfield Fund, the MainStay Large Cap Growth Fund, the MainStay High Yield Corporate Bond Fund and the MainStay High Yield Opportunities Fund, and alleges that the Manager violated Section 36(b) of the Investment Company Act of 1940 by charging excessive investment management fees. The plaintiffs seek monetary damages and other relief from the Manager. The Manager believes the case has no merit and intends to vigorously defend the matter.

Section 15(a) of the 1940 Act requires that all contracts pursuant to which persons serve as investment advisers to investment companies be approved by shareholders. As interpreted, this requirement also applies to the appointment of subadvisors to the Fund. The Manager and the Fund have obtained an exemptive order (the “Current Order”) from the SEC permitting the Manager, on behalf of the Fund and subject to the approval of the Board, including a majority of the Independent Trustees, to hire or terminate, and to modify any existing or future subadvisory agreement with, unaffiliated subadvisors and subadvisors that are “wholly-owned subsidiaries” (as defined in the 1940 Act) of New York Life Investments, or a sister company of New York Life Investments that is a wholly-owned subsidiary of a company that, indirectly or directly, wholly owns New York Life Investments (“Wholly-Owned Subadvisors”). This authority is subject to certain conditions, including that the Fund will notify shareholders and provide them with certain information required by the Current Order within 90 days of hiring a new subadvisor.

The Current Order supersedes a prior SEC exemptive order (“Prior Order”), which applied only to hiring and terminating, or modifying existing or future subadvisory agreements with, unaffiliated subadvisors. The shareholders of the Fund have approved the use of the Prior Order, which also applies to the use of the Current Order with regard to unaffiliated subadvisors. Shareholders of the Fund must separately approve the use of the Current Order before it may be relied upon to hire or terminate, or to modify existing or future subadvisory agreements with, Wholly-Owned Subadvisors. The shareholders of the Fund have not approved the use of the Current Order with respect to Wholly-Owned Subadvisors.

Please see the SAI for more information on the Current Order.

2.	Effective August 1, 2015, NYLIM Service Company call center hours will change from 8:00 am - 6:00 pm to 8:30 am - 5:30 pm Eastern time.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

THE MAINSTAY GROUP OF FUNDS

(the “Funds”)

Supplement dated June 24, 2015
to the MainStay Equity Funds Prospectus, dated February 27, 2015

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectus.

1.	The second through fifth paragraphs of the subsection entitled “Who Manages Your Money?” in the section entitled “Know With Whom You Are Investing” are deleted and replaced with the following:

On May 6, 2015, Cynthia Ann Redus-Tarchis and others filed a second amended complaint against the Manager in the United States District Court for the District of New Jersey. The complaint was brought derivatively on behalf of the MainStay Marketfield Fund, the MainStay Large Cap Growth Fund, the MainStay High Yield Corporate Bond Fund and the MainStay High Yield Opportunities Fund, and alleges that the Manager violated Section 36(b) of the Investment Company Act of 1940 by charging excessive investment management fees. The plaintiffs seek monetary damages and other relief from the Manager. The Manager believes the case has no merit and intends to vigorously defend the matter.

Section 15(a) of the 1940 Act requires that all contracts pursuant to which persons serve as investment advisers to investment companies be approved by shareholders. As interpreted, this requirement also applies to the appointment of subadvisors to the Funds. The Manager and the Funds have obtained an exemptive order (the “Current Order”) from the SEC permitting the Manager, on behalf of a Fund and subject to the approval of the Board, including a majority of the Independent Trustees, to hire or terminate, and to modify any existing or future subadvisory agreement with, unaffiliated subadvisors and subadvisors that are “wholly-owned subsidiaries” (as defined in the 1940 Act) of New York Life Investments, or a sister company of New York Life Investments that is a wholly-owned subsidiary of a company that, indirectly or directly, wholly owns New York Life Investments (“Wholly-Owned Subadvisors”). This authority is subject to certain conditions, including that each Fund will notify shareholders and provide them with certain information required by the Current Order within 90 days of hiring a new subadvisor.

The Current Order supersedes a prior SEC exemptive order (“Prior Order”), which applied only to hiring and terminating, or modifying existing or future subadvisory agreements with, unaffiliated subadvisors. Except for MainStay S&P 500 Index Fund, the shareholders of the Funds that are covered by this Prospectus have approved the use of the Prior Order, which also applies to the use of the Current Order with regard to unaffiliated subadvisors. Shareholders of a Fund must separately approve the use of the Current Order before it may be relied upon to hire or terminate, or to modify existing or future subadvisory agreements with, Wholly-Owned Subadvisors. The shareholders of none of the Funds that are covered by this Prospectus have approved the use of the Current Order with respect to Wholly-Owned Subadvisors.

Please see the SAI for more information on the Current Order.

2.	Effective August 1, 2015, NYLIM Service Company call center hours will change from 8:00 am - 6:00 pm to 8:30 am - 5:30 pm Eastern time.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

THE MAINSTAY GROUP OF FUNDS

(the “Funds”)

Supplement dated June 24, 2015

to the MainStay Target Date Funds Prospectus dated February 27, 2015

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectus.

1.	The second through fourth paragraphs of the subsection entitled “Who Manages Your Money?” in the section entitled “Know With Whom You Are Investing” are deleted and replaced with the following:

On May 6, 2015, Cynthia Ann Redus-Tarchis and others filed a second amended complaint against the Manager in the United States District Court for the District of New Jersey. The complaint was brought derivatively on behalf of the MainStay Marketfield Fund, the MainStay Large Cap Growth Fund, the MainStay High Yield Corporate Bond Fund and the MainStay High Yield Opportunities Fund, and alleges that the Manager violated Section 36(b) of the Investment Company Act of 1940 by charging excessive investment management fees. The plaintiffs seek monetary damages and other relief from the Manager. The Manager believes the case has no merit and intends to vigorously defend the matter.

Section 15(a) of the 1940 Act requires that all contracts pursuant to which persons serve as investment advisers to investment companies be approved by shareholders. As interpreted, this requirement also applies to the appointment of subadvisors to the Funds. The Manager and the Funds have obtained an exemptive order (the “Current Order”) from the SEC permitting the Manager, on behalf of a Fund and subject to the approval of the Board, including a majority of the Independent Trustees, to hire or terminate, and to modify any existing or future subadvisory agreement with, unaffiliated subadvisors and subadvisors that are “wholly-owned subsidiaries” (as defined in the 1940 Act) of New York Life Investments, or a sister company of New York Life Investments that is a wholly-owned subsidiary of a company that, indirectly or directly, wholly owns New York Life Investments (“Wholly-Owned Subadvisors”). This authority is subject to certain conditions, including that each Fund will notify shareholders and provide them with certain information required by the Current Order within 90 days of hiring a new subadvisor.

The Current Order supersedes a prior SEC exemptive order (“Prior Order”), which applied only to hiring and terminating, or modifying existing or future subadvisory agreements with, unaffiliated subadvisors. The shareholders of the Funds that are covered by this Prospectus have approved the use of the Prior Order, which also applies to the use of the Current Order with regard to unaffiliated subadvisors. Shareholders of a Fund must separately approve the use of the Current Order before it may be relied upon to hire or terminate, or to modify existing or future subadvisory agreements with, Wholly-Owned Subadvisors. The shareholders of none of the Funds that are covered by this Prospectus have approved the use of the Current Order with respect to Wholly-Owned Subadvisors.

Please see the SAI for more information on the Current Order.

2.	Effective August 1, 2015, NYLIM Service Company call center hours will change from 8:00 am - 6:00 pm to 8:30 am - 5:30 pm Eastern time.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

THE MAINSTAY GROUP OF FUNDS

(the “Funds”)

Supplement dated June 24, 2015

to the MainStay Asset Allocation Funds Prospectus dated February 27, 2015

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectus.

1.	The second through fourth paragraphs of the subsection entitled “Who Manages Your Money?” in the section entitled “Know With Whom You Are Investing” are deleted and replaced with the following:

On May 6, 2015, Cynthia Ann Redus-Tarchis and others filed a second amended complaint against the Manager in the United States District Court for the District of New Jersey. The complaint was brought derivatively on behalf of the MainStay Marketfield Fund, the MainStay Large Cap Growth Fund, the MainStay High Yield Corporate Bond Fund and the MainStay High Yield Opportunities Fund, and alleges that the Manager violated Section 36(b) of the Investment Company Act of 1940 by charging excessive investment management fees. The plaintiffs seek monetary damages and other relief from the Manager. The Manager believes the case has no merit and intends to vigorously defend the matter.

Section 15(a) of the 1940 Act requires that all contracts pursuant to which persons serve as investment advisers to investment companies be approved by shareholders. As interpreted, this requirement also applies to the appointment of subadvisors to the Funds. The Manager and the Funds have obtained an exemptive order (the “Current Order”) from the SEC permitting the Manager, on behalf of a Fund and subject to the approval of the Board, including a majority of the Independent Trustees, to hire or terminate, and to modify any existing or future subadvisory agreement with, unaffiliated subadvisors and subadvisors that are “wholly-owned subsidiaries” (as defined in the 1940 Act) of New York Life Investments, or a sister company of New York Life Investments that is a wholly-owned subsidiary of a company that, indirectly or directly, wholly owns New York Life Investments (“Wholly-Owned Subadvisors”). This authority is subject to certain conditions, including that each Fund will notify shareholders and provide them with certain information required by the Current Order within 90 days of hiring a new subadvisor. The Funds covered by this Prospectus may not rely on the Current Order without first obtaining shareholder approval.

Please see the SAI for more information on the Current Order.

2.	Effective August 1, 2015, NYLIM Service Company call center hours will change from 8:00 am - 6:00 pm to 8:30 am - 5:30 pm Eastern time.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

THE MAINSTAY GROUP OF FUNDS

(the “Funds”)

Supplement dated June 24, 2015

to the MainStay Cushing Funds® Prospectus dated March 31, 2015

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectus.

1.	The first and second paragraphs of the subsection entitled “Who Manages Your Money?” in the section entitled “Know With Whom You Are Investing” are deleted and replaced with the following:

New York Life Investments serves as Manager of the Funds.

On May 6, 2015, Cynthia Ann Redus-Tarchis and others filed a second amended complaint against the Manager in the United States District Court for the District of New Jersey. The complaint was brought derivatively on behalf of the MainStay Marketfield Fund, the MainStay Large Cap Growth Fund, the MainStay High Yield Corporate Bond Fund and the MainStay High Yield Opportunities Fund, and alleges that the Manager violated Section 36(b) of the Investment Company Act of 1940 by charging excessive investment management fees. The plaintiffs seek monetary damages and other relief from the Manager. The Manager believes the case has no merit and intends to vigorously defend the matter.

Section 15(a) of the 1940 Act requires that all contracts pursuant to which persons serve as investment advisers to investment companies be approved by shareholders. As interpreted, this requirement also applies to the appointment of subadvisors to the Funds. The Manager and the Funds have obtained an exemptive order (the “Current Order”) from the SEC permitting the Manager, on behalf of a Fund and subject to the approval of the Board, including a majority of the Independent Trustees, to hire or terminate, and to modify any existing or future subadvisory agreement with, unaffiliated subadvisors and subadvisors that are “wholly-owned subsidiaries” (as defined in the 1940 Act) of New York Life Investments, or a sister company of New York Life Investments that is a wholly-owned subsidiary of a company that, indirectly or directly, wholly owns New York Life Investments (“Wholly-Owned Subadvisors”). This authority is subject to certain conditions, including that each Fund will notify shareholders and provide them with certain information required by the Current Order within 90 days of hiring a new subadvisor.

The Current Order supersedes a prior SEC exemptive order (“Prior Order”), which applied only to hiring and terminating, or modifying existing or future subadvisory agreements with, unaffiliated subadvisors. The shareholders of the Funds that are covered by this Prospectus have approved the use of the Prior Order, which also applies to the use of the Current Order with regard to unaffiliated subadvisors. Shareholders of a Fund must separately approve the use of the Current Order before it may be relied upon to hire or terminate, or to modify existing or future subadvisory agreements with, Wholly-Owned Subadvisors. The shareholders of none of the Funds that are covered by this Prospectus have approved the use of the Current Order with respect to Wholly-Owned Subadvisors.

Please see the SAI for more information on the Current Order.

2.	Effective August 1, 2015, NYLIM Service Company call center hours will change from 8:00 am - 6:00 pm to 8:30 am - 5:30 pm Eastern time.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

THE MAINSTAY GROUP OF FUNDS

(the “Funds”)

Supplement dated June 24, 2015
to the MainStay Funds Trust and The MainStay Funds
Statement of Additional Information dated February 27, 2015, as supplemented

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Statement of Additional Information.

1.	Effective June 4, 2015, the Board of Trustees (“Board”) created an Advisory Board and appointed David H. Chow and Jacques P. Perold as Advisory Board Members. The Advisory Board Members assist the Board in a non-voting capacity in the Board’s oversight of the Funds. Each Advisory Board Member receives a fee of $5,000 for each regular Board meeting and associated Committee meetings attended. As Messrs. Chow and Perold were appointed as Advisory Board Members effective June 4, 2015, neither Mr. Chow nor Mr. Perold received any compensation during the most recently completed fiscal year.

Messrs. Chow and Perold are not “interested persons” (as defined by the 1940 Act and rules adopted by the SEC thereunder) of the Funds.

Accordingly, the following is added immediately preceding the section of the Statement of Additional Information entitled “Management of the Funds—Board Structure and Leadership.”

Advisory Board Members

NAME AND DATE OF BIRTH	TERM OF OFFICE, POSITION(S) HELD AND LENGTH OF SERVICE	PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS	NUMBER OF PORTFOLIOS IN FUND COMPLEX SERVED BY ADVISORY BOARD MEMBER	DIRECTORSHIPS HELD BY ADVISORY BOARD MEMBER
David H. Chow 12/29/57	Indefinite; Advisory Board member since June 4, 2015	Member, Governing Council (the board) of the Independent Directors Council (since 2012); President and Member of the Board, CFA Society of Stamford (since 2009); Member of the Board, Forward Management, LLC (since 2008); Trustee, Berea College of Kentucky (since 2009); Founder and CEO, DanCourt Management, LLC (since 1999)	84	MainStay Funds Trust: Advisory Board Member since 2015 (39 funds);
MainStay Funds: Advisory Board Member since 2015 (12 funds);
MainStay VP Funds Trust: Advisory Board Member since June 4, 2015 (30 portfolios);
Private Advisors Alternative Strategies Master Fund: Advisory Board Member since June 4, 2015;
Private Advisors Alternative Strategies Fund: Advisory Board Member since June 4, 2015;
MainStay DefinedTerm Municipal Opportunities Fund: Advisory Board Member since June 4, 2015;
Market Vectors Group of Exchange-Traded Funds: Independent Chairman of the Board of Trustees since 2008 and Trustee since 2006 (55 portfolios)

NAME AND DATE OF BIRTH	TERM OF OFFICE, POSITION(S) HELD AND LENGTH OF SERVICE	PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS	NUMBER OF PORTFOLIOS IN FUND COMPLEX SERVED BY ADVISORY BOARD MEMBER	DIRECTORSHIPS HELD BY ADVISORY BOARD MEMBER
Jacques P. Perold 5/12/58	Indefinite; Advisory Board member since June 4, 2015	Retired; Trustee, Boston University (since 2014); President, Fidelity Management & Research Company (2009 to 2014); Founder, President and Chief Executive Officer, Geode Capital Management, LCC (2001 to 2009)	84	MainStay Funds Trust: Advisory Board Member since June 4, 2015 (39 funds);
MainStay Funds: Advisory Board Member since June 4, 2015 (12 funds);
MainStay VP Funds Trust: Advisory Board Member since June 4, 2015 (30 portfolios);
Private Advisors Alternative Strategies Master Fund: Advisory Board Member since June 4, 2015;
Private Advisors Alternative Strategies Fund: Advisory Board Member since June 4, 2015; MainStay DefinedTerm Municipal Opportunities Fund: Advisory Board Member since June 4, 2015

In addition to the information provided in the table above, the following is a brief discussion of certain experience, qualifications, attributes, or skills of the two Advisory Board Members that may be relevant to their positions as Advisory Board Members of the Funds, in light of the Funds’ business and structure. The disclosure below regarding the Advisory Board Members is not intended to state or imply that any Advisory Board Member has any title, expertise or experience that would impose a higher degree of individual responsibility or obligation on such Advisory Board Member, either as compared to the other Advisory Board Member, the Trustees of the Funds or to board members or advisory board members of other mutual funds generally.

Mr. Chow. Mr. Chow has served as an Advisory Board Member of the Funds since June 2015. He is founder and CEO of DanCourt Management, LLC, a Registered Investment Advisor since 2012 and a strategy consultancy since 1999. Mr. Chow has over 25 years of experience in the investment management industry including 15 years as general partner of institutional private equity funds. He has served as independent Chairman of the Van Eck Market Vectors ETF Trust since 2008 and as a trustee since 2006. Since 2009, he has served as a trustee of Berea College and is the Vice-Chairman of the Investment Committee. From 2008 to 2015, he served as a board member and Chairman of the Audit Committee of Forward Management, LLC, an investment management firm specializing in alternative strategies. Mr. Chow has served on the Governing Council of the IDC since 2012. He has been a CFA Charterholder since 1989, is a former President, and has served on the board, of the CFA Society of Stamford since 2009.

Mr. Perold. Mr. Perold has served as an Advisory Board Member of the Funds since June 2015. Mr. Perold spent the majority of his career at Fidelity Investments and Geode Capital Management, from 1986 until 2014. Mr. Perold was president of Fidelity Management and Research Co., the investment advisor for Fidelity’s family of mutual funds, a position he held from 2009 until his retirement from Fidelity in 2014. He was, until May of 2014, a member of the Board of Governors and the Executive Committee of the ICI. Mr. Perold has more than 25 years of experience as a senior executive and investment manager of equity and alternative investments for institutional and mutual fund portfolios, with roles in trading, research and portfolio management. Mr. Perold has served as a member of Boston University’s Investment Committee since 2008 and is a Trustee of the University. Mr. Perold is currently an Advanced Leadership Initiative Fellow at Harvard University.

2.	The last three paragraphs of the subsection entitled “Management Agreements” under the section entitled “The Manager, the Subadvisors, and the Distributor” are deleted and replaced with the following:

Section 15(a) of the 1940 Act requires that all contracts pursuant to which persons serve as investment advisers to investment companies be approved by shareholders. As interpreted, this requirement also applies to the appointment of subadvisors to the Funds. The Manager and the MainStay Group of Funds have obtained an exemptive order (the “Current Order”) from the SEC permitting the Manager, on behalf of a Fund and subject to the approval of the Board, including a majority of the Independent Trustees, to hire or terminate, and to modify any existing or future subadvisory agreement with, unaffiliated subadvisors and subadvisors that are “wholly-owned subsidiaries” (as defined in the 1940 Act) of New York Life Investments, or a sister company of New York Life Investments that is a wholly-owned subsidiary of a company that, indirectly or directly, wholly owns New York Life Investments (“Wholly-Owned Subadvisors”). For its services, each Fund pays the Manager a monthly fee, which is based on each Fund’s average net assets. The fees paid to each subadvisor are paid out of the management fee paid to the Manager and are not additional expenses of each Fund.

This authority is subject to certain conditions, which include: (i) the MainStay Group of Funds will make certain disclosures in the prospectus regarding the existence, substance and effect of the Current Order; (ii) the Manager will provide general management services to each applicable Fund, including overall supervisory responsibility for the general management and investment of the Fund’s assets, and subject to review and approval of the Board, will (a) set the Fund’s overall investment strategies; (b) evaluate, select, and recommend subadvisors to manage all or a portion of the Fund’s assets; (c) allocate and, when appropriate, reallocate the Fund’s assets among subadvisors; (d) monitor and evaluate the subadvisor’s performance; and (e) implement procedures reasonably designed to ensure that subadvisors comply with the Fund’s investment objective, policies and restrictions; (iii) the MainStay Group of Funds will provide an information statement to shareholders of a Fund containing details about the subadvisor, the subadvisory agreement, and certain aggregate subadvisory fee information within 90 days of hiring a new subadvisor; (iv) the Manager will provide the Board, no less frequently than quarterly, with information about the profitability of the Manager on a per subadvised Fund basis; (v) before a Fund may rely on the Current Order, the operation of that Fund pursuant to the Current Order must be approved by a majority of the Fund’s outstanding voting securities; (vi) whenever a subadvisor change is proposed for a subadvised Fund with an affiliated subadvisor or a Wholly-Owned Subadvisor, the Board, including a majority of the Independent Trustees, will make a separate finding that the change is in the best interests of the subadvised Fund and its shareholders and does not involve a conflict of interest from which the Manager or the affiliated subadvisor or Wholly-Owned Subadvisor derives an inappropriate advantage; (vii) no Trustee or Officer of the Fund would be permitted to own any interest in a subadvisor, subject to certain exceptions; and (viii) at all times, at majority of the Board will not be “interested persons” of the MainStay Group of Funds within the meaning of the 1940 Act and the nomination of new or additional Trustees that are not “interested persons” will be at the discretion of the then existing Trustees that are not “interested persons.”

The Current Order supersedes a prior SEC exemptive order, which applied only to hiring and terminating, or modifying existing or future subadvisory agreements with, unaffiliated subadvisors.

For more information regarding the Current Order, including which Funds cannot use some or all of the relief granted by the Current Order without obtaining shareholder approval, see the Prospectuses under the heading “Know With Whom You Are Investing.”

3.	Effective August 1, 2015, NYLIM Service Company call center hours will change from 8:00 am - 6:00 pm to 8:30 am - 5:30 pm Eastern time.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

THE MAINSTAY GROUP OF FUNDS

Supplement dated June 24, 2015

to the MainStay Funds Trust Statement of Additional Information dated April 30, 2015, for MainStay Marketfield Fund (the “Fund”)

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Statement of Additional Information.

1.	Effective June 4, 2015, the Board of Trustees (“Board”) created an Advisory Board and appointed David H. Chow and Jacques P. Perold as Advisory Board Members. The Advisory Board Members assist the Board in a non-voting capacity in the Board’s oversight of the Fund. Each Advisory Board Member receives a fee of $5,000 for each regular Board meeting and associated Committee meetings attended. As Messrs. Chow and Perold were appointed as Advisory Board Members effective June 4, 2015, neither Mr. Chow nor Mr. Perold received any compensation during the most recently completed fiscal year.

Messrs. Chow and Perold are not “interested persons” (as defined by the 1940 Act and rules adopted by the SEC thereunder) of the Fund.

Accordingly, the following is added immediately preceding the section of the Statement of Additional Information entitled “Management of the Fund—Board Structure and Leadership.”

Advisory Board Members

NAME AND DATE OF BIRTH	TERM OF OFFICE, POSITION(S) HELD AND LENGTH OF SERVICE	PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS	NUMBER OF PORTFOLIOS IN FUND COMPLEX SERVED BY ADVISORY BOARD MEMBER	DIRECTORSHIPS HELD BY ADVISORY BOARD MEMBER
David H. Chow 12/29/57	Indefinite; Advisory Board member since June 4, 2015	Member, Governing Council (the board) of the Independent Directors Council (since 2012); President and Member of the Board, CFA Society of Stamford (since 2009); Member of the Board, Forward Management, LLC (since 2008); Trustee, Berea College of Kentucky (since 2009); Founder and CEO, DanCourt Management, LLC (since 1999)	84	MainStay Funds Trust: Advisory Board Member since 2015 (39 funds);
MainStay Funds: Advisory Board Member since 2015 (12 funds); MainStay VP Funds Trust: Advisory Board Member since June 4, 2015 (30 portfolios);
Private Advisors Alternative Strategies Master Fund: Advisory Board Member since June 4, 2015; Private Advisors Alternative Strategies Fund: Advisory Board Member since June 4, 2015;
MainStay DefinedTerm Municipal Opportunities Fund: Advisory Board Member since June 4, 2015;
Market Vectors Group of Exchange-Traded Funds: Independent Chairman of the Board of Trustees since 2008 and Trustee since 2006 (55 portfolios)

NAME AND DATE OF BIRTH	TERM OF OFFICE, POSITION(S) HELD AND LENGTH OF SERVICE	PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS	NUMBER OF PORTFOLIOS IN FUND COMPLEX SERVED BY ADVISORY BOARD MEMBER	DIRECTORSHIPS HELD BY ADVISORY BOARD MEMBER
Jacques P. Perold 5/12/58	Indefinite; Advisory Board member since June 4, 2015	Retired; Trustee, Boston University (since 2014); President, Fidelity Management & Research Company (2009 to 2014); Founder, President and Chief Executive Officer, Geode Capital Management, LCC (2001 to 2009)	84	MainStay Funds Trust: Advisory Board Member since June 4, 2015 (39 funds);
MainStay Funds: Advisory Board Member since June 4, 2015 (12 funds);
MainStay VP Funds Trust: Advisory Board Member since June 4, 2015 (30 portfolios);
Private Advisors Alternative Strategies Master Fund: Advisory Board Member since June 4, 2015;
Private Advisors Alternative Strategies Fund: Advisory Board Member since June 4, 2015; MainStay DefinedTerm Municipal Opportunities Fund: Advisory Board Member since June 4, 2015

In addition to the information provided in the table above, the following is a brief discussion of certain experience, qualifications, attributes, or skills of the two Advisory Board Members that may be relevant to their positions as Advisory Board Members of the Funds, in light of the Funds’ business and structure. The disclosure below regarding the Advisory Board Members is not intended to state or imply that any Advisory Board Member has any title, expertise or experience that would impose a higher degree of individual responsibility or obligation on such Advisory Board Member, either as compared to the other Advisory Board Member, the Trustees of the Funds or to board members or advisory board members of other mutual funds generally.

Mr. Chow. Mr. Chow has served as an Advisory Board Member of the Funds since June 2015. He is founder and CEO of DanCourt Management, LLC, a Registered Investment Advisor since 2012 and a strategy consultancy since 1999. Mr. Chow has over 25 years of experience in the investment management industry including 15 years as general partner of institutional private equity funds. He has served as independent Chairman of the Van Eck Market Vectors ETF Trust since 2008 and as a trustee since 2006. Since 2009, he has served as a trustee of Berea College and is the Vice-Chairman of the Investment Committee. From 2008 to 2015, he served as a board member and Chairman of the Audit Committee of Forward Management, LLC, an investment management firm specializing in alternative strategies. Mr. Chow has served on the Governing Council of the IDC since 2012. He has been a CFA Charterholder since 1989, is a former President, and has served on the board, of the CFA Society of Stamford since 2009.

Mr. Perold. Mr. Perold has served as an Advisory Board Member of the Funds since June 2015. Mr. Perold spent the majority of his career at Fidelity Investments and Geode Capital Management, from 1986 until 2014. Mr. Perold was president of Fidelity Management and Research Co., the investment advisor for Fidelity’s family of mutual funds, a position he held from 2009 until his retirement from Fidelity in 2014. He was, until May of 2014, a member of the Board of Governors and the Executive Committee of the ICI. Mr. Perold has more than 25 years of experience as a senior executive and investment manager of equity and alternative investments for institutional and mutual fund portfolios, with roles in trading, research and portfolio management. Mr. Perold has served as a member of Boston University’s Investment Committee since 2008 and is a Trustee of the University. Mr. Perold is currently an Advanced Leadership Initiative Fellow at Harvard University.

2.	The last three paragraphs of the subsection entitled “Management Agreement” under the section entitled “The Manager, the Subadvisor, and the Distributor” are deleted and replaced with the following:

Section 15(a) of the 1940 Act requires that all contracts pursuant to which persons serve as investment advisers to investment companies be approved by shareholders. As interpreted, this requirement also applies to the appointment of subadvisors to the Fund. The Manager and the MainStay Group of Funds have obtained an exemptive order (the “Current Order”) from the SEC permitting the Manager, on behalf of the Fund and subject to the approval of the Board, including a majority of the Independent Trustees, to hire or terminate, and to modify any existing or future subadvisory agreement with, unaffiliated subadvisors and subadvisors that are “wholly-owned subsidiaries” (as defined in the 1940 Act) of New York Life Investments, or a sister company of New York Life Investments that is a wholly-owned subsidiary of a company that, indirectly or directly, wholly owns New York Life Investments (“Wholly-Owned Subadvisors”). For its services, the Fund pays the Manager a monthly fee, which is based on the Fund’s average net assets. The fees paid to the subadvisor are paid out of the management fee paid to the Manager and are not additional expenses of the Fund.

This authority is subject to certain conditions, which include: (i) the Fund will make certain disclosures in the prospectus regarding the existence, substance and effect of the Current Order; (ii) the Manager will provide general management services to the Fund, including overall supervisory responsibility for the general management and investment of the Fund’s assets, and subject to review and approval of the Board, will (a) set the Fund’s overall investment strategies; (b) evaluate, select, and recommend subadvisors to manage all or a portion of the Fund’s assets; (c) allocate and, when appropriate, reallocate the Fund’s assets among subadvisors; (d) monitor and evaluate the subadvisor’s performance; and (e) implement procedures reasonably designed to ensure that subadvisors comply with the Fund’s investment objective, policies and restrictions; (iii) the Fund will provide an information statement to shareholders of the Fund containing details about the subadvisor, the subadvisory agreement, and certain aggregate subadvisory fee information within 90 days of hiring a new subadvisor; (iv) the Manager will provide the Board, no less frequently than quarterly, with information about the profitability of the Manager on a per subadvised Fund basis; (v) before the Fund may rely on the Current Order, the operation of the Fund pursuant to the Current Order must be approved by a majority of the Fund’s outstanding voting securities; (vi) whenever a subadvisor change is proposed for the Fund with an affiliated subadvisor or a Wholly-Owned Subadvisor, the Board, including a majority of the Independent Trustees, will make a separate finding that the change is in the best interests of the Fund and its shareholders and does not involve a conflict of interest from which the Manager or the affiliated subadvisor or Wholly-Owned Subadvisor derives an inappropriate advantage; (vii) no Trustee or Officer of the Fund would be permitted to own any interest in a subadvisor, subject to certain exceptions; and (viii) at all times, at majority of the Board will not be “interested persons” of the MainStay Group of Funds within the meaning of the 1940 Act and the nomination of new or additional Trustees that are not “interested persons” will be at the discretion of the then existing Trustees that are not “interested persons.”

The Current Order supersedes a prior SEC exemptive order, which applied only to hiring and terminating, or modifying existing or future subadvisory agreements with, unaffiliated subadvisors.

For more information regarding the Current Order, including the extent to which the Fund may use some or all of the relief granted by the Current Order without obtaining further shareholder approval, see the Prospectus under the heading “Know With Whom You Are Investing.”

3.	Effective August 1, 2015, NYLIM Service Company call center hours will change from 8:00 am - 6:00 pm to 8:30 am - 5:30 pm Eastern time.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

THE MAINSTAY GROUP OF FUNDS

Supplement dated June 24, 2015

to the MainStay Funds Trust Statement of Additional Information dated March 31, 2015, for MainStay Cushing® Funds (the “Funds”)

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Statement of Additional Information.

1.	Effective June 4, 2015, the Board of Trustees (“Board”) created an Advisory Board and appointed David H. Chow and Jacques P. Perold as Advisory Board Members. The Advisory Board Members assist the Board in a non-voting capacity in the Board’s oversight of the Funds. Each Advisory Board Member receives a fee of $5,000 for each regular Board meeting and associated Committee meetings attended. As Messrs. Chow and Perold were appointed as Advisory Board Members effective June 4, 2015, neither Mr. Chow nor Mr. Perold received any compensation during the most recently completed fiscal year.

Messrs. Chow and Perold are not “interested persons” (as defined by the 1940 Act and rules adopted by the SEC thereunder) of the Funds.

Accordingly, the following is added immediately preceding the section of the Statement of Additional Information entitled “Board of Trustees and Officers—Board Structure and Leadership.”

Advisory Board Members

NAME AND DATE OF BIRTH	TERM OF OFFICE, POSITION(S) HELD AND LENGTH OF SERVICE	PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS	NUMBER OF PORTFOLIOS IN FUND COMPLEX SERVED BY ADVISORY BOARD MEMBER	DIRECTORSHIPS HELD BY ADVISORY BOARD MEMBER
David H. Chow 12/29/57	Indefinite; Advisory Board member since June 4, 2015	Member, Governing Council (the board) of the Independent Directors Council (since 2012); President and Member of the Board, CFA Society of Stamford (since 2009); Member of the Board, Forward Management, LLC (since 2008); Trustee, Berea College of Kentucky (since 2009); Founder and CEO, DanCourt Management, LLC (since 1999)	84	MainStay Funds Trust: Advisory Board Member since 2015 (39 funds);
MainStay Funds: Advisory Board Member since 2015 (12 funds); MainStay VP Funds Trust: Advisory Board Member since June 4, 2015 (30 portfolios);
Private Advisors Alternative Strategies Master Fund: Advisory Board Member since June 4, 2015;
Private Advisors Alternative Strategies Fund: Advisory Board Member since June 4, 2015;
MainStay DefinedTerm Municipal Opportunities Fund: Advisory Board Member since June 4, 2015;
Market Vectors Group of Exchange-Traded Funds: Independent Chairman of the Board of Trustees since 2008 and Trustee since 2006 (55 portfolios)

NAME AND DATE OF BIRTH	TERM OF OFFICE, POSITION(S) HELD AND LENGTH OF SERVICE	PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS	NUMBER OF PORTFOLIOS IN FUND COMPLEX SERVED BY ADVISORY BOARD MEMBER	DIRECTORSHIPS HELD BY ADVISORY BOARD MEMBER
Jacques P. Perold 5/12/58	Indefinite; Advisory Board member since June 4, 2015	Retired; Trustee, Boston University (since 2014); President, Fidelity Management & Research Company (2009 to 2014); Founder, President and Chief Executive Officer, Geode Capital Management, LCC (2001 to 2009)	84	MainStay Funds Trust: Advisory Board Member since June 4, 2015 (39 funds);
MainStay Funds: Advisory Board Member since June 4, 2015 (12 funds);
MainStay VP Funds Trust: Advisory Board Member since June 4, 2015 (30 portfolios);
Private Advisors Alternative Strategies Master Fund: Advisory Board Member since June 4, 2015;
Private Advisors Alternative Strategies Fund: Advisory Board Member since June 4, 2015; MainStay DefinedTerm Municipal Opportunities Fund: Advisory Board Member since June 4, 2015

In addition to the information provided in the table above, the following is a brief discussion of certain experience, qualifications, attributes, or skills of the two Advisory Board Members that may be relevant to their positions as Advisory Board Members of the Funds, in light of the Funds’ business and structure. The disclosure below regarding the Advisory Board Members is not intended to state or imply that any Advisory Board Member has any title, expertise or experience that would impose a higher degree of individual responsibility or obligation on such Advisory Board Member, either as compared to the other Advisory Board Member, the Trustees of the Funds or to board members or advisory board members of other mutual funds generally.

Mr. Chow. Mr. Chow has served as an Advisory Board Member of the Funds since June 2015. He is founder and CEO of DanCourt Management, LLC, a Registered Investment Advisor since 2012 and a strategy consultancy since 1999. Mr. Chow has over 25 years of experience in the investment management industry including 15 years as general partner of institutional private equity funds. He has served as independent Chairman of the Van Eck Market Vectors ETF Trust since 2008 and as a trustee since 2006. Since 2009, he has served as a trustee of Berea College and is the Vice-Chairman of the Investment Committee. From 2008 to 2015, he served as a board member and Chairman of the Audit Committee of Forward Management, LLC, an investment management firm specializing in alternative strategies. Mr. Chow has served on the Governing Council of the IDC since 2012. He has been a CFA Charterholder since 1989, is a former President, and has served on the board, of the CFA Society of Stamford since 2009.

Mr. Perold. Mr. Perold has served as an Advisory Board Member of the Funds since June 2015. Mr. Perold spent the majority of his career at Fidelity Investments and Geode Capital Management, from 1986 until 2014. Mr. Perold was president of Fidelity Management and Research Co., the investment advisor for Fidelity’s family of mutual funds, a position he held from 2009 until his retirement from Fidelity in 2014. He was, until May of 2014, a member of the Board of Governors and the Executive Committee of the ICI. Mr. Perold has more than 25 years of experience as a senior executive and investment manager of equity and alternative investments for institutional and mutual fund portfolios, with roles in trading, research and portfolio management. Mr. Perold has served as a member of Boston University’s Investment Committee since 2008 and is a Trustee of the University. Mr. Perold is currently an Advanced Leadership Initiative Fellow at Harvard University.

2.	The last two paragraphs of the subsection entitled “Management Agreement” under the section entitled “The Manager, the Subadvisor, and the Distributor” are deleted and replaced with the following:

Section 15(a) of the 1940 Act requires that all contracts pursuant to which persons serve as investment advisers to investment companies be approved by shareholders. As interpreted, this requirement also applies to the appointment of subadvisors to the Funds. The Manager and the MainStay Group of Funds have obtained an exemptive order (the “Current Order”) from the SEC permitting the Manager, on behalf of a Fund and subject to the approval of the Board, including a majority of the Independent Trustees, to hire or terminate, and to modify any existing or future subadvisory agreement with, unaffiliated subadvisors and subadvisors that are “wholly-owned subsidiaries” (as defined in the 1940 Act) of New York Life Investments, or a sister company of New York Life Investments that is a wholly-owned subsidiary of a company that, indirectly or directly, wholly owns New York Life Investments (“Wholly-Owned Subadvisors”). For its services, each Fund pays the Manager a monthly fee, which is based on each Fund’s average net assets. The fees paid to each subadvisor are paid out of the management fee paid to the Manager and are not additional expenses of each Fund.

This authority is subject to certain conditions, which include: (i) the MainStay Group of Funds will make certain disclosures in the prospectus regarding the existence, substance and effect of the Current Order; (ii) the Manager will provide general management services to each applicable Fund, including overall supervisory responsibility for the general management and investment of the Fund’s assets, and subject to review and approval of the Board, will (a) set the Fund’s overall investment strategies; (b) evaluate, select, and recommend subadvisors to manage all or a portion of the Fund’s assets; (c) allocate and, when appropriate, reallocate the Fund’s assets among subadvisors; (d) monitor and evaluate the subadvisor’s performance; and (e) implement procedures reasonably designed to ensure that subadvisors comply with the Fund’s investment objective, policies and restrictions; (iii) the MainStay Group of Funds will provide an information statement to shareholders of a Fund containing details about the subadvisor, the subadvisory agreement, and certain aggregate subadvisory fee information within 90 days of hiring a new subadvisor; (iv) the Manager will provide the Board, no less frequently than quarterly, with information about the profitability of the Manager on a per subadvised Fund basis; (v) before a Fund may rely on the Current Order, the operation of that Fund pursuant to the Current Order must be approved by a majority of the Fund’s outstanding voting securities; (vi) whenever a subadvisor change is proposed for a subadvised Fund with an affiliated subadvisor or a Wholly-Owned Subadvisor, the Board, including a majority of the Independent Trustees, will make a separate finding that the change is in the best interests of the subadvised Fund and its shareholders and does not involve a conflict of interest from which the Manager or the affiliated subadvisor or Wholly-Owned Subadvisor derives an inappropriate advantage; (vii) no Trustee or Officer of the Fund would be permitted to own any interest in a subadvisor, subject to certain exceptions; and (viii) at all times, at majority of the Board will not be “interested persons” of the MainStay Group of Funds within the meaning of the 1940 Act and the nomination of new or additional Trustees that are not “interested persons” will be at the discretion of the then existing Trustees that are not “interested persons.”

The Current Order supersedes a prior SEC exemptive order, which applied only to hiring and terminating, or modifying existing or future subadvisory agreements with, unaffiliated subadvisors.

For more information regarding the Current Order, including which Funds cannot use some or all of the relief granted by the Current Order without obtaining shareholder approval, see the Prospectuses under the heading “Know With Whom You Are Investing.”

3.	Effective August 1, 2015, NYLIM Service Company call center hours will change from 8:00 am - 6:00 pm to 8:30 am - 5:30 pm Eastern time.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

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